Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of composition of income tax expense (benefit)

The composition of income tax expense for the years ended December 31, 2014, 2013, and 2012 was as follows:

(in thousands)	2014	2013	2012
Current:
Federal	$1,105	$584	$651
State	137	71	156
Total current	1,242	655	807
Deferred:
Federal	2,353	1,485	(197)
State	447	282	(64)
Total deferred	2,800	1,767	(261)
Total income tax expense	$4,042	$2,422	$546

Schedule of the applicable income tax (benefit) expense for financial reporting purposes differs from the amount computed by applying the statutory Federal income tax rate
(in thousands)	2014		2013		2011
	Amount	%	Amount	%	Amount	%

Income before provision for income tax expense	$11,696		$7,396		$3,368
Tax at statutory federal income tax rate	$3,977	34.00%	$2,515	34.00%	$1,145	34.00%
Tax-exempt income	(348)	(2.98)	(353)	(4.77)	(380)	(11.27)
State income tax, net of federal tax benefit	385	3.30	233	3.15	61	1.81
Release of prior year over accrual	0	0.00	0	0.00	(371)	(11.01)
Other, net	28	0.24	27	0.37	91	2.70

Provision for income tax expense	$4,042	34.56%	$2,422	32.75%	$546	16.23%

Schedule of components of deferred tax assets and deferred tax liabilities
(in thousands)	2014	2013

Deferred tax assets:
Allowance for loan losses	$3,458	$5,213
Impairment of other real estate owned	1,233	1,771
Goodwill	1,786	2,134
Available-for-sale securities	0	914
Deferred taxes on pension	0	0
Nonaccrual loan interest	1,069	1,015
Core deposit intangible	689	822
Pension	985	896
Deferred taxes on pension	998	0
Deferred compensation	130	44
Other	250	322

Total deferred tax assets	$10,598	$13,131

Deferred tax liabilities:
Available-for-sale securities	$131	$0
Premises and equipment	1,160	988
Mortgage servicing rights	1,022	1,114
Deferred taxes on pension	0	328
Assets held for sale	114	112
FHLB stock dividend	0	100
Other	53	72

Total deferred tax liabilities	2,480	2,714

Net deferred tax assets	$8,118	$10,417